Discontinued operations	6 Months Ended
Jun. 30, 2019
Discontinued operations
Discontinued operations

10.Discontinued operations

The Group sold the Scottish Widows Group to its ultimate holding company, Lloyds Banking Group plc, in the first half of 2018. These operations have been classified as discontinued operations and the profit after tax from these activities for the half-year to 30 June 2018 reported as a single line on the Group’s income statement.

In order to fairly reflect the results and financial position of the Group’s continuing operations and its discontinued operations, transactions that the continuing operations had with the discontinued operations were reported on the relevant line in the Group’s income statement, with the matching transaction similarly reported in the discontinued operations income statement. All such transactions fully eliminate within the Group’s consolidated financial statements and there was no net impact on profit before tax or equity.

Income statement

The results of the discontinued operations, up to the point of sale in 2018, were as follows:

Half-year to
30 June
2018
£m

Interest and similar income	14
Interest and similar expense	(3)
Net interest income	11
Fee and commission income	106
Fee and commission expense	(180)
Net fee and commission income	(74)
Net trading income	(790)
Insurance premium income	2,714
Other operating income	205
Other income	2,055
Total income	2,066
Insurance claims	(1,363)
Total income, net of insurance claims	703
Operating expenses	(333)
Trading surplus	370
Profit on disposal of the discontinued operations	1,010
Profit before tax	1,380
Taxation	(66)
Profit after tax from discontinued operations	1,314